Voyage and Vessel operating expenses: (Tables)	12 Months Ended
Dec. 31, 2025
Voyage And Vessel Operating Expenses
Voyage and Vessel operating expenses - Vessel operating expenses (Table)

	Years ended December 31,
	2023	2024	2025
Vessel operating expenses
Crew wages and related costs	$124,769	$155,461	$151,309
Insurances	18,601	20,109	18,765
Maintenance, repairs, spares and stores	53,378	66,676	63,764
Lubricants	15,091	16,313	16,258
Tonnage taxes (Note 15)	4,299	4,367	4,723
Pre-delivery and Pre-joining expenses	360	4,491	6,445
Miscellaneous	4,829	7,574	7,899
Total vessel operating expenses	$221,327	$274,991	$269,163

Voyage and Vessel operating expenses - Voyage expenses (Table)

	Years ended December 31,
	2023	2024	2025
Voyage expenses
Port charges	$64,446	$67,153	$56,983
Bunkers	170,731	169,632	133,022
Commissions – third parties	9,253	12,303	10,462
Commissions – related parties (Note 4)	4,140	4,140	4,140
Miscellaneous	5,273	12,997	10,408
Total voyage expenses	$253,843	$266,225	$215,015